January 1, 1998
                        DREYFUS SHORT-INTERMEDIATE
                             GOVERNMENT FUND
                         SUPPLEMENT TO PROSPECTUS
                           DATED MARCH 1, 1997
                       AS REVISED, SEPTEMBER 15, 1997

        EFFECTIVE JANUARY 1, 1998, THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE PROSPECTUS UNDER THE CAPTION "HOW TO BUY SHARES."
        The minimum initial investment is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education IRAs, with no minimum on subsequent purchases.
                                                                   542s0198